Share Capital and Other Components of Equity (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of company's option
The following table summarizes the Company’s option transactions:

	Number of options	Weighted average exercise price (CDN$)
Outstanding, December 31, 2021	2,134,250	$7.83
Granted	1,172,200	3.16

Outstanding, December 31, 2022	3,306,450	6.18
Exercised	(20,600)	2.00
Cancelled	(24,800)	3.73
Granted	257,200	6.91

Outstanding, December 31, 2023	3,518,250	$6.27

Summary of options outstanding along with the grant dates and expiry date

Grant Date	Options Outstanding	Options Exercisable	Exercise Price (CDN$)		Expiry Date	Remaining Contractual Life (years)
Sep 27, 2015	186,250	186,250	$8.00	(3)	Mar 31, 2025	1.25
Nov 2, 2015	95,000	95,000	$8.00	(3)	Nov 2, 2025	1.85
Mar 5, 2018	452,250	452,250	$8.00	(3)	Mar 5, 2028	4.18
Mar 9, 2021	756,950	567,713	$8.00		Mar 9, 2031	7.20
Mar 9, 2021	326,800	326,800	$8.00		Mar 9, 2031	7.20
May 3, 2021	257,000	192,750	$8.00		May 3, 2031	7.35
Dec 9, 2021	60,000	57,500	$2.02		Dec 9, 2031	7.95
Mar 31, 2022	392,500	186,750	$1.90		Mar 31, 2032	8.26
Dec 9, 2022	734,300	407,983	$3.85		Dec 9, 2032	8.95
May 18, 2023	180,000	45,000	$6.84		May 18, 2033	9.39
May 30, 2023	17,200	4,300	$6.75		May 30, 2033	9.42
Sep 27, 2023	60,000	15,000	$7.16		Sep 27, 2033	9.75

	3,518,250	2,537,296	$6.27			7.02

Summary of weighted-average assumptions
The share-based compensation expense was determined based on the fai
r value of options at the date of measurement using the Black-Scholes option pricing model with the following weighted-average assumptions:

	December 31,	December 31,
Options granted during the year ended	2023	2022
Expected dividend yield	0.00%	0.00%
Expected forfeiture rate	0.00%	0.00%
Weighted average annual volatility	79.60%	78.66%
Weighted average risk-free interest rate	3.54%	2.80%
Weighted average expected option life	5.75 years	5.70 years
Weighted average share price (CDN$)	$6.91	$3.16
Weighted average exercise price (CDN$)	$6.91	$3.16
Weighted average fair value of options granted (CDN$)	$4.78	$2.17

Summary of share based compensation arrangements by share based payment warrant
The following table summarizes the Company’s warrant transactions:

	Number of warrants	Weighted average exercise price (CDN$)
Outstanding December 31, 2021	4,161,898	$8.81
Issued	7,832,088	2.94
Expired	(289,172)	8.00
Exercised	(200,000)	2.05

Outstanding December 31, 2022	11,504,814	$4.95
Exercised	(2,385,484)	2.90

Outstanding December 31, 2023	9,119,330	$5.49

Summary of share based compensation of share warrants outstanding
As at December 31, 2023, the following warrants were out
standing:

Expiry date	Exercise price (CDN$)	Remaining contractual life (years)	Warrants outstanding and exercisable
120 days after holder to be a Director/ Officer or consultant	$0.7572	N/A	243,421
120 days after former spouse ceases to be a Director/ Officer or consultant	0.7572	N/A	137,500
120 days after holder ceases to be a Director/ Officer or consultant (1)	0.4984	N/A	315,500
January 4, 2024	5.5993	0.01	239,080
January 4, 2024	7.1991	0.01	39,846
January 8, 2024	5.5993	0.02	31,877
March 9, 2026	11.20	2.19	2,826,274
April 20, 2026	3.00	2.30	5,196,550
April 20, 2026	2.05	2.30	50,054
April 29, 2026	11.20	2.33	39,228

	$5.49		9,119,330

(1)
Represents unit purchase to acquire
315,500
units consisting of one Common Share and one additional warrant at an exercise price of $
0.75
CDN. These underlying warrants expire two years from the date of exercise of the primary warrant.